LOCALSHARES INVESTMENT TRUST

618 Church Street
Nashville, TN, 37219

September 8, 2014

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:	Nashville Area ETF

1933 Act File No. 333-184163
1940 Act File No. 811-22755

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated August 31, 2014, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 2 on August 29, 2014.

If you have any questions regarding this certification, please contact me at (855)-480-6274.

Very truly yours,

/s/ Michael Schulz
Michael Shulz
Secretary